Segments of Operations	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segments of Operations
B.
Segments of Operations
GALIC manages its business as two segments: (i) Annuity and
(ii) Run-off
life. GALIC’s annuity business sells traditional fixed and indexed annuities in the retail, financial institutions, broker-dealer and registered investment advisor markets. GALIC’s reportable segments and their components were determined based primarily upon similar economic characteristics, products and services.
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	2020	2019	2018
Assets
Annuity	$47,886	$45,217	$40,115
Run-off life	685	676	686

Total assets	$48,571	$45,893	$40,801

	Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019	2018
	(unaudited)	(unaudited)
Revenues
Annuity:
Net investment income	$1,316	$1,268	$1,699	$1,792	$1,638
Other income	76	73	97	108	108

Total annuity	1,392	1,341	1,796	1,900	1,746
Run-off life	33	35	47	49	50

Total revenues before realized gains (losses)	1,425	1,376	1,843	1,949	1,796
Realized gains (losses) on securities	112	(105)	365	132	(105)

Total revenues	$1,537	$1,271	$2,208	$2,081	$1,691

	Nine months ended September 30,		Year ended December 31,
	2021	2020	2020	2019	2018
	(unaudited)	(unaudited)
Earnings Before (Loss) Income Taxes
Annuity	$303	$89	$170	$363	$363
Run-off life	2	(6)	(6)	2	(2)

Total earnings before realized gains (losses) and income taxes	305	83	164	365	361
Realized gains (losses) on securities	112	(105)	365	132	(105)

Total earnings (loss) before income taxes	$417	$(22)	$529	$497	$256